SHARE-BASED COMPENSATION - Summary of Fair Value Inputs (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (%)			66.00%	45.40%
Expected dividend growth rate (%)			0.00%	0.00%
Risk-free interest rate (%)			0.87%	0.90%
Expected term (years)			3 years 6 months 3 days	3 years 6 months 3 days
Weighted average contractual life (years)			3 years 9 months 3 days	3 years 6 months
Weighted average fair value of options granted (in dollars per share)			$ 1.52	$ 1.45
Weighted average exercise price (in dollars per share)			$ 3.34	$ 0.75
Aggregate intrinsic value of stock options outstanding			$ 3,047	$ 27,682
Compensation cost to be recognized for unvested options			8,505	5,564
Shareholder compensation expense	$ 812	$ 1,428	$ 2,565	$ 996
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in dollars per share)			$ 1.64	$ 1.00
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price (in dollars per share)			$ 5.00	$ 2.75